Schedule of Investments (unaudited)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.7%
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 08/30/23)(a)	$300	$218,445
Pampa Energia SA, 7.50%, 01/24/27 (Call 08/30/23)(a)	250	238,650
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(a)	300	284,334
YPF SA
6.95%, 07/21/27(a)	400	335,920
7.00%, 12/15/47 (Call 06/15/47)(a)	250	174,781
8.50%, 07/28/25(a)	600	563,400
YPF Sociedad Anonima
7.00%, 09/30/33	300	232,731
9.00%, 02/12/26	296	293,435
		2,341,696
Azerbaijan — 0.5%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	550	518,667
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,000	1,015,190
		1,533,857
Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	200	181,360
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	200	197,812
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	600	610,218
		989,390
Brazil — 7.8%
Acu Petroleo Luxembourg Sarl, 7.50%, 07/13/35 (Call 01/13/27)(a)	245	218,452
Adecoagro SA, 6.00%, 09/21/27	200	189,776
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(a)	200	188,072
Altice Financing SA, 5.00%, 01/15/28 (Call 08/30/23)(a)(b)	500	388,100
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28	400	369,850
Atento Luxco 1 SA, 8.00%, 02/10/26	300	3,591
Azul Secured Finance LLP
10.88%, 05/28/30(c)	200	167,000
11.93%, 08/28/28	200	200,250
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	339,800
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(a)	400	381,750
4.38%, 03/18/27(a)(b)	200	189,798
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)(b)	200	182,390
4.50%, 01/10/25 (Call 12/10/24)(a)	600	580,440
7.75%, 02/15/29 (Call 02/15/24),
(5-year CMT + 5.257%)(a)(d)	200	200,086
Banco do Brasil SA, 6.25%, 04/18/30	200	199,175
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	400	367,280
4.88%, 01/11/29(a)	200	189,055
6.25%, (Call 04/15/24),
(10-year CMT + 4.398%)(a)(b)(d)(e)	1,000	916,250
9.00%, (Call 06/18/24),
(10-year CMT + 6.362%)(a)(b)(d)(e)	1,000	1,009,850
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	192,092
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25), (5-year CMT + 8.220%)(a)(d)	200	200,965
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	400	332,320
5.75%, 09/21/50 (Call 03/21/50)(a)	400	281,000
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	400	401,176
Security	Par (000)	Value

Brazil (continued)
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(a)	$200	$190,580
4.63%, 02/04/30(a)	400	346,748
Cosan Luxembourg SA, 7.50%, 06/27/30(c)	200	200,720
Cosan Overseas Ltd., 8.25%, (Call 11/05/23)(a)(e)	200	199,092
Cosan SA, 5.50%, 09/20/29(a)	400	372,008
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	600	567,654
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	600	472,308
5.88%, 04/08/32(a)	200	165,500
Embraer Netherlands Finance BV
5.40%, 02/01/27(b)	300	294,057
6.95%, 01/17/28 (Call 10/17/27)(a)	400	404,656
FS Luxembourg Sarl, 10.00%, 12/15/25	200	205,636
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	167,154
Guara Norte Sarl, 5.20%, 06/15/34	354	315,018
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	200	191,540
3.88%, 04/15/31 (Call 01/15/26),
(5-year CMT + 3.446%)(a)(b)(d)	400	366,592
4.50%, 11/21/29 (Call 11/21/24),
(5-year CMT + 2.822%)(a)(d)	400	385,800
4.63%, (Call 02/27/25), (5-year CMT + 3.222%)(a)(d)(e)	200	159,250
7.72%, (Call 12/12/23), (5-year CMT + 3.981%)(a)(d)(e)	600	580,500
7.86%, , (5-year CMT + 3.863%)(a)(e)	400	390,050
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	200	161,254
5.75%, 04/03/29 (Call 01/03/29)(a)	400	391,800
7.00%, 04/03/49 (Call 10/03/48)(a)	400	393,528
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	600	440,700
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	773	497,619
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	400	319,048
Minerva Luxembourg SA, 4.38%, 03/18/31(a)	600	486,705
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(a)	400	377,400
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)	400	350,700
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 08/30/23)(a)(b)	400	391,000
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(a)	400	375,152
6.50%, 01/18/28 (Call 10/18/27)(a)	200	193,914
Petrobras Global Finance BV
5.09%, 01/15/30(b)	250	233,040
5.30%, 01/27/25	350	345,971
5.50%, 06/10/51 (Call 12/10/50)	350	276,055
5.60%, 01/03/31 (Call 10/03/30)(b)	575	550,160
6.00%, 01/27/28(b)	626	621,900
6.50%, 07/03/33	600	588,750
6.75%, 01/27/41(b)	300	287,802
6.85%, 06/05/2115(b)	850	748,008
6.88%, 01/20/40(b)	350	341,782
6.90%, 03/19/49(b)	400	373,800
7.25%, 03/17/44(b)	416	415,572
7.38%, 01/17/27(b)	300	310,980
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26(a)	400	388,192
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)	300	259,113
4.95%, 01/17/28 (Call 10/17/27)(a)	400	368,656

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Rumo Luxembourg Sarl
4.20%, 01/18/32	$200	$160,250
5.25%, 01/10/28(a)	200	187,800
Simpar Europe SA, 5.20%, 01/26/31(a)	400	322,550
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(a)	300	237,798
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 08/30/23)(a)	200	64,874
Usiminas International Sarl, 5.88%, 07/18/26 (Call 08/30/23)(a)	400	389,400
XP Inc., 3.25%, 07/01/26(a)	400	356,370
		25,871,024
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(a)	200	181,002

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 08/30/23)(a)(f)	900	3,600

Chile — 0.2%
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24),
(5-year USD Swap + 4.644%)(a)(d)	200	191,340
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	200	167,896
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(a)	400	435,250
		794,486
China — 3.9%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24),
(5-year CMT + 11.294%)(a)(d)(e)	600	51,660
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(e)	1,500	1,440,000
Central Plaza Development Ltd., 5.75%, (Call 11/14/24), (5-year CMT + 8.066%)(a)(d)(e)	400	341,904
China SCE Group Holdings Ltd., 7.00%, 05/02/25 (Call 08/30/23)(a)	200	24,494
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(a)	200	194,168
Country Garden Holdings Co. Ltd.
2.70%, 07/12/26 (Call 06/12/26)(a)	400	66,000
3.13%, 10/22/25 (Call 09/22/25)(a)	400	78,000
3.30%, 01/12/31 (Call 10/12/30)(a)	400	55,920
3.88%, 10/22/30 (Call 07/22/30)(a)	400	55,392
5.13%, 01/17/25 (Call 08/30/23)(a)	400	86,700
5.13%, 01/14/27 (Call 01/14/24)(a)	200	31,052
5.40%, 05/27/25 (Call 08/30/23)(a)	200	40,875
6.15%, 09/17/25 (Call 09/17/23)(a)	400	81,112
7.25%, 04/08/26 (Call 08/30/23)(a)	1,000	172,500
Ease Trade Global Ltd., 4.00%, 11/10/25(a)	200	186,162
Easy Tactic Ltd.
7.50%, 07/11/25 (Call 08/30/23), (7.50% PIK)(g)	646	48,781
7.50%, 07/11/27 (Call 08/30/23), (7.50% PIK)(g)	1,260	85,064
7.50%, 07/11/28 (Call 08/30/23), (7.50% PIK)(g)	754	45,209
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(d)(e)	400	396,692
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(a)	400	368,916
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(a)	200	154,668
5.05%, 01/27/27 (Call 01/27/25)(a)	200	143,800
5.95%, 10/19/25 (Call 10/19/23)(a)	400	336,896
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26),
(5-year CMT + 5.584%)(a)(d)(e)	200	177,498
Security	Par (000)	Value

China (continued)
Greenland Global Investment Ltd., 5.88%, 07/03/26 (Call 08/10/23)(a)	$200	$24,064
Guojing Capital BVI Ltd., 6.30%, 12/02/25(a)	200	201,150
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	600	509,382
4.75%, 04/27/27(a)	600	524,406
Huarong Finance 2019 Co. Ltd.
3.25%, 11/13/24 (Call 10/13/24)(a)	200	189,316
3.38%, 02/24/30 (Call 11/28/29)(a)	600	466,422
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(d)(e)	3,100	2,889,603
Lenovo Group Ltd., 5.88%, 04/24/25(a)	600	597,396
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(c)	275	269,577
6.75%, 06/30/30 (Call 12/30/29)(a)(c)	250	234,158
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 08/30/23)(a)	300	281,379
NWD MTN Ltd., 4.13%, 07/18/29(a)	400	324,176
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(a)	200	80,880
5.20%, 01/12/26 (Call 01/12/24)(a)	200	91,456
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	400	319,658
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	16,000
Sino-Ocean Land Treasure III Ltd., 6.95%, (Call 09/21/27),
(5-year CMT + 3.256%)(a)(d)(e)	400	5,104
Sino-Ocean Land Treasure IV Ltd.
2.70%, 01/13/25 (Call 12/13/24)(a)	200	23,622
4.75%, 08/05/29 (Call 05/05/29)(a)	400	32,000
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(a)	400	380,372
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(a)	400	301,420
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	184,606
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(a)	400	284,000
		12,893,610
Colombia — 3.4%
ABRA Global Finance, 11.50%, 03/02/28.	507	423,521
AI Candelaria Spain SLU, 5.75%, 06/15/33(a)	400	302,930
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(a)	850	739,500
Banco Davivienda SA, 6.65%, ,
(10-year CMT + 5.097%)(a)(e)	200	156,140
Banco de Bogota SA, 6.25%, 05/12/26(a)	600	583,560
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	600	572,424
4.63%, 12/18/29 (Call 12/18/24),
(5-year CMT + 2.944%)(d)	200	175,074
6.91%, 10/18/27, (5-year CMT + 2.929%)(b)(d)	400	389,720
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	200	174,162
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	200	154,706
Ecopetrol SA
4.13%, 01/16/25	560	538,860
4.63%, 11/02/31 (Call 08/02/31)(b)	600	475,425
5.38%, 06/26/26 (Call 03/26/26)(b)	750	718,594
5.88%, 05/28/45	990	707,850
5.88%, 11/02/51 (Call 05/02/51)(b)	405	277,911
6.88%, 04/29/30 (Call 01/29/30)	950	891,148
7.38%, 09/18/43(b)	400	346,680
8.63%, 01/19/29 (Call 12/19/28)	400	411,300

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
8.88%, 01/13/33 (Call 10/13/32)	$1,200	$1,225,950
EnfraGen Energia Sur SA, 5.38%, 12/30/30	400	263,600
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	200	171,450
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	600	484,278
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26	200	189,320
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	400	318,352
6.25%, 03/25/29 (Call 03/25/24)(a)	360	327,600
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(a)	200	157,400
		11,177,455
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29	400	407,588

Egypt — 0.3%
Banco do Brasil SA/Cayman, 4.63%, 01/15/25	600	585,300
YPF SA, 9.00%, 06/30/29	400	379,908
		965,208
Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 08/10/23)(a)	400	372,948
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/30/23)(a)	200	127,024
10.25%, 05/15/26 (Call 08/10/23)(a)	860	700,074
		1,200,046
Guatemala — 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	500	461,855
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	400	330,648
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	400	374,292
		1,166,795
Hong Kong — 3.1%
Adani Green Energy Ltd., 4.38%, 09/08/24(a)	400	374,032
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25), (5-year CMT + 2.525%)(a)(d)(e)	250	240,870
Bank of East Asia Ltd. (The)
5.83%, (Call 10/21/25), (5-year CMT + 5.527%)(a)(d)(e)	250	219,160
5.88%, (Call 09/19/24), (5-year CMT + 4.257%)(a)(d)(e)	250	230,625
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26),
(5-year CMT + 3.642%)(a)(d)(e)	400	331,284
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	400	383,900
Celestial Miles Ltd., 5.75%, (Call 01/31/24),
(5-year CMT + 8.205%)(a)(d)(e)	600	590,532
China Citic Bank, 3.25%, (Call 07/29/26),
(5-year CMT + 2.530%)(a)(d)(e)	250	230,525
China CITIC Bank International Ltd.
4.80%, (Call 04/22/27), (5-year CMT + 2.104%)(a)(d)(e)	250	240,010
7.10%, (Call 11/06/23), (5-year CMT + 4.151%)(a)(d)(e)	400	399,948
FWD Group Ltd.
6.38%, (Call 09/13/24), (5-year CMT + 4.876%)(a)(d)(e)	400	354,780
8.05%, (Call 12/15/23), (5-year CMT + 4.865%)(a)(d)(e)	400	366,596
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	187,206
Lai Sun MTN Ltd., 5.00%, 07/28/26(a)	200	139,468
Li & Fung Ltd.
5.00%, 08/18/25 (Call 07/18/25)(a)	200	186,174
5.25%, (Call 11/03/23)(a)(e)	400	189,580
Security	Par (000)	Value

Hong Kong (continued)
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/30/23)(a)	$400	$381,840
5.38%, 12/04/29 (Call 12/04/24)(a)	600	508,470
5.63%, 07/17/27 (Call 08/30/23)(a)(b)	400	361,300
5.75%, 07/21/28 (Call 08/30/23)(a)	400	357,500
Nanyang Commercial Bank Ltd., 6.50%, (Call 04/28/27),
(5-year CMT + 3.509%)(a)(d)(e)	250	243,420
New World China Land Ltd., 4.75%, 01/23/27(a)	200	180,718
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28), (5-year CMT + 5.858%)(a)(d)(e)	600	404,034
4.80%, (Call 09/09/23)(a)(e)	400	220,704
5.25%, (Call 03/22/26), (5-year CMT + 7.889%)(a)(d)(e)	600	506,250
6.25%, (Call 03/07/24)(a)(e)	600	409,350
NWD MTN Ltd., 4.50%, 05/19/30(a)	400	323,548
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	400	319,496
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	400	379,300
5.63%, 08/08/25 (Call 06/08/25)	1,000	981,695
		10,242,315
Hungary — 0.1%
OTP Bank Nyrt, 8.75%, 05/15/33 (Call 02/15/28),
(5-year CMT + 5.060%)(a)(d)	400	399,608

India — 1.9%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	190,890
Axis Bank Ltd., 4.10%, (Call 09/08/26),
(5-year CMT + 3.315%)(a)(d)(e)	200	175,156
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(a)	400	367,000
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(a)	186	172,515
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	391,540
6.45%, 06/04/29(a)	200	188,560
Greenko Dutch BV, 3.85%, 03/29/26 (Call 08/30/23)(a)	564	512,586
Greenko Power II Ltd., 4.30%, 12/13/28(a)	557	488,635
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25	200	193,752
5.95%, 07/29/26 (Call 08/30/23)(a)	200	188,962
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(a)	400	386,100
HDFC Bank Ltd., 3.70%, (Call 08/25/26),
(5-year CMT + 2.925%)(a)(d)(e)	600	522,786
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(a)	336	283,402
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	200	177,692
5.05%, 04/05/32 (Call 10/05/31)(a)	200	162,496
Network i2i Ltd.
3.98%, (e)	200	180,768
5.65%, (Call 01/15/25), (5-year CMT + 4.274%)(a)(d)(e)	600	583,650
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	383,280
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(a)	200	170,616
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(a)	600	394,590
9.25%, 04/23/26 (Call 08/30/23)(a)(b)	400	244,000
		6,358,976
Indonesia — 0.6%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 08/31/23)(a)	250	239,958

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	$600	$555,282
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(d)(e)	200	166,298
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 08/31/23)(a)	350	347,805
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	400	375,824
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 08/31/23)(a)	200	196,924
		1,882,091
Israel — 1.6%
Energian Israel Finance Ltd.
5.88%, 03/30/31 (Call 09/30/30)(a)(c)	300	261,861
8.50%, 09/30/33(c)	370	371,295
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(b)	500	452,200
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	1,600	1,438,576
4.10%, 10/01/46	900	584,379
4.75%, 05/09/27 (Call 02/09/27)	500	463,270
5.13%, 05/09/29 (Call 02/09/29)(b)	400	364,996
6.75%, 03/01/28 (Call 12/01/27)(b)	600	591,750
7.88%, 09/15/29 (Call 06/15/29)(b)	300	310,956
8.13%, 09/15/31 (Call 06/15/31)	300	316,641
		5,155,924
Kazakhstan — 0.3%
Energian Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(a)(c)	325	294,447
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	200	181,782
3.25%, 08/15/30 (Call 02/15/30)(a)	400	306,000
4.00%, 08/15/26(a)	400	361,908
		1,144,137
Kuwait — 0.3%
Burgan Bank SAK, 5.75%, (Call 07/09/24),
(5-year CMT + 4.007%)(a)(d)(e)	200	180,272
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	345,544
4.50%, 02/23/27(a)	200	168,014
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(a)(c)	350	337,222
		1,031,052
Luxembourg — 0.2%
Altice Financing SA, 5.75%, 08/15/29	1,000	743,750

Macau — 1.8%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	200	179,142
4.85%, 01/27/28 (Call 01/27/25)(a)	200	165,480
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	200	183,125
5.25%, 06/18/25 (Call 08/10/23)(a)	400	385,500
5.88%, 05/15/26 (Call 08/10/23)(a)	400	386,450
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	300	264,360
3.35%, 03/08/29 (Call 01/08/29)	400	342,750
3.75%, 08/08/31 (Call 05/08/31)	200	166,750
4.88%, 06/18/30 (Call 03/18/30)	400	364,500
5.90%, 08/08/28 (Call 05/08/28)	800	777,000
Security	Par (000)	Value

Macau (continued)
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	$800	$611,000
6.50%, 01/15/28 (Call 08/30/23)(a)	200	171,500
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/10/23)(a)	200	194,900
5.13%, 12/15/29 (Call 12/15/24)(a)	400	335,488
5.50%, 01/15/26 (Call 08/30/23)(a)	400	374,360
5.50%, 10/01/27 (Call 08/10/23)(a)	400	361,500
5.63%, 08/26/28 (Call 08/26/23)(a)	800	712,000
		5,975,805
Mexico — 8.1%
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	199,940
Banco Mercantil del Norte SA/Grand Cayman
5.88%, , (5-year CMT + 4.643%)(a)(e)	400	343,000
6.63%, , (10-year CMT + 5.034%)(a)(e)	200	159,075
6.75%, (Call 09/27/24),
(5-year CMT + 4.967%)(a)(b)(d)(e)	300	292,748
7.50%, (Call 06/27/29), (10-year CMT + 5.470%)(a)(d)(e)	200	179,950
7.63%, (e)	400	369,496
8.38%, (Call 10/14/30), (10-year CMT + 7.760%)(a)(d)(e)	200	195,658
BBVA Bancomer SA, 8.45%, 06/29/38(b)(c)	400	405,600
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)	600	519,516
5.88%, 09/13/34 (Call 09/13/29),
(5-year CMT + 4.308%)(a)(d)	350	311,584
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	700	444,514
7.45%, 11/15/29 (Call 11/15/24)(a)	400	271,100
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	500	428,750
5.20%, 09/17/30 (Call 09/17/25)(a)	400	376,250
5.45%, 11/19/29 (Call 11/19/24)(a)	400	387,164
9.13%, (Call 03/14/28), (5-year CMT + 4.907%)(a)(d)(e)	500	520,000
Cemex SAB De CV, 5.13%, (Call 06/08/26),
(5-year CMT + 4.534%)(a)(d)(e)	500	458,550
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(a)	300	269,250
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	157,922
Petroleos Mexicanos
4.50%, 01/23/26	500	445,325
5.35%, 02/12/28(b)	953	780,983
5.95%, 01/28/31 (Call 10/28/30)	1,800	1,332,000
6.35%, 02/12/48(b)	800	494,600
6.38%, 01/23/45(b)	550	348,288
6.49%, 01/23/27 (Call 11/23/26)	748	663,663
6.50%, 03/13/27(b)	1,950	1,726,627
6.50%, 01/23/29(b)	625	519,219
6.50%, 06/02/41(b)	800	516,900
6.63%, 06/15/35(b)	1,400	993,650
6.70%, 02/16/32 (Call 11/16/31)(b)	3,350	2,579,165
6.75%, 09/21/47(b)	2,650	1,698,650
6.84%, 01/23/30 (Call 10/23/29)	1,200	957,312
6.88%, 08/04/26	1,300	1,205,132
6.95%, 01/28/60 (Call 07/28/59)(b)	1,900	1,201,750
7.69%, 01/23/50 (Call 07/23/49)(b)	4,000	2,756,600
8.75%, 06/02/29 (Call 04/02/29)(b)	1,000	910,150
10.00%, 02/07/33 (Call 11/07/32)(b)(c)	1,000	925,250

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28(a)	$200	$114,000
7.50%, 11/12/25	400	270,492
		26,729,823
Moldova — 0.0%
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(a)	200	135,250

Morocco — 0.3%
OCP SA
4.50%, 10/22/25(a)	400	387,876
5.13%, 06/23/51 (Call 12/23/50)(a)	400	300,528
6.88%, 04/25/44(a)	400	374,572
		1,062,976
Nigeria — 0.5%
Access Bank PLC
6.13%, 09/21/26(a)	200	173,628
9.13%, (Call 10/07/26), (5-year CMT + 8.070%)(a)(d)(e)	200	165,758
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(a)	200	174,230
6.25%, 11/29/28 (Call 11/29/24)(a)	200	164,600
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 08/30/23)(a)	600	545,076
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 08/30/23)(a)	400	356,348
		1,579,640
Oman — 0.2%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	386,848
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	250	259,050
		645,898
Panama — 0.2%
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 08/10/23)(a)	600	540,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	200	170,118
		710,118
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(f)	445	311,877
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(a)	400	377,108
		688,985
Peru — 0.6%
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 08/30/23)(a)	400	348,500
Minsur SA, 4.50%, 10/28/31(a)	200	174,022
Peru LNG Srl, 5.38%, 03/22/30(a)	400	321,604
Petroleos del Peru SA
4.75%, 06/19/32(a)	400	304,600
5.63%, 06/19/47(a)	1,100	726,880
		1,875,606
Philippines — 0.7%
Globe Telecom Inc., 4.20%, (Call 08/02/26),
(5-year CMT + 5.527%)(a)(d)(e)	400	371,668
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	362,572
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	200	183,950
Petron Corp., 5.95%, (Call 04/19/26),
(5-year CMT + 7.574%)(a)(d)(e)	200	181,496
San Miguel Crop., 5.50%, (Call 07/29/25),
(5-year CMT + 10.237%)(a)(d)(e)	200	181,570
Security	Par (000)	Value

Philippines (continued)
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26), (5-year CMT + 7.155%)(a)(d)(e)	$400	$285,828
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(d)(e)	200	151,598
6.50%, (Call 04/25/24), (5-year CMT + 6.608%)(a)(d)(e)	400	360,108
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(d)(e)	400	343,340
		2,422,130
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(a)	400	325,564

Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26),
(5-year CMT + 3.874%)(a)(d)(e)	400	362,632

Saudi Arabia — 0.4%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	368,152
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	200	192,898
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	400	392,396
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27),
(5-year CMT + 2.170%)(a)(d)(e)	400	370,904
		1,324,350
Singapore — 0.3%
GLP Pte Ltd., 4.50%, (Call 05/17/26),
(5-year CMT + 3.735%)(a)(d)(e)	400	149,500
Puma International Financing SA, 5.00%, 01/24/26 (Call 08/10/23)(a)	400	364,248
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	200	187,101
3.38%, 01/19/29 (Call 11/19/28)(a)	400	367,572
		1,068,421
South Africa — 1.3%
Absa Group Ltd., 6.38%, (Call 05/27/26),
(5-year CMT + 5.411%)(a)(d)(e)	200	184,902
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(a)	400	359,576
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	600	572,214
7.13%, 02/11/25(a)	460	456,449
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 08/30/23)(a)	200	132,260
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	200	196,550
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	200	180,836
5.50%, 03/18/31 (Call 03/18/30)	400	330,004
6.50%, 09/27/28 (Call 06/27/28)(b)	400	367,820
8.75%, 05/03/29 (Call 03/03/29)(a)	500	498,750
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	200	179,880
4.50%, 11/16/29 (Call 11/16/25)(a)	400	324,296
Transnet SOC Ltd., 8.25%, 02/06/28(a)	600	596,448
		4,379,985
South Korea — 0.1%
Woori Bank, 4.25%, (Call 10/04/24),
(5-year CMT + 2.664%)(a)(d)(e)	200	192,000

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA, 6.13%, (Call 11/16/27), (5-year USD Swap + 3.870%)(d)(e)	400	344,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	$400	$314,162

Switzerland — 0.0%
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)	200	68,000

Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 08/10/23)(a)	400	381,384

Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29),
(5-year CMT + 1.900%)(a)(d)	600	516,270
5.00%, (e)	400	379,800
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(d)	600	533,562
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26), (5-year CMT + 3.530%)(a)(d)(e)	200	184,406
		1,614,038
Turkey — 1.9%
Akbank TAS
5.13%, 03/31/25(a)	200	192,000
6.80%, 02/06/26(a)	200	194,568
6.80%, 06/22/31 (Call 06/22/26),
(5-year CMT + 6.015%)(a)(d)	200	185,170
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	200	164,222
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(a)	400	353,152
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(a)	200	179,798
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	400	396,352
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 08/31/23)(a)	400	389,808
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	399,368
Turk Telekomunikasyon AS, 6.88%, 02/28/25(a)	200	193,622
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	191,538
5.80%, 04/11/28 (Call 01/11/28)(a)	200	181,162
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27,
(5-year USD ICE Swap + 4.220%)(a)(d)	400	372,528
Turkiye Is Bankasi AS
7.75%, 01/22/30 (Call 01/22/25),
(5-year CMT + 6.119%)(a)(d)	400	384,072
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(a)(d)	200	195,150
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400	386,980
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	300	293,553
Turkiye Vakiflar Bankasi TAO, 6.50%, 01/08/26(a)	400	378,196
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	400	377,452
Yapi ve Kredi Bankasi AS
7.88%, 01/22/31 (Call 01/22/26),
(5-year CMT + 7.415%)(a)(d)	200	190,116
8.25%, 10/15/24(a)	200	201,566
13.88%, (Call 01/15/24),
(5-year USD Swap + 11.245%)(a)(d)(e)	400	409,492
		6,209,865
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	200	115,776
Security	Par (000)	Value

Ukraine (continued)
MHP Lux SA, 6.95%, 04/03/26(a)	$200	$115,918
		231,694
United Arab Emirates — 1.5%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23),
(5-year CMT + 4.270%)(a)(d)(e)	400	399,308
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	200	204,642
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	200	196,296
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	398,408
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	600	564,924
DP World Salaam, 6.00%, (Call 10/01/25),
(5-year CMT + 5.750%)(a)(d)(e)	800	794,840
Emirates NBD Bank PJSC
4.25%, (Call 02/27/27)(a)(d)(e)	400	355,656
6.13%, (Call 03/20/25)(a)(d)(e)	400	394,744
Energian Israel Finance Ltd., 4.88%, 03/30/26 (Call 12/30/25)(a)(c)	350	325,910
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 08/31/23)(a)	400	386,500
MAF Global Securities Ltd., 7.88%, (Call 06/30/27),
(5-year CMT + 4.893%)(a)(d)(e)	200	203,028
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	200	155,937
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25	470	445,193
		4,825,386
United Kingdom — 0.7%
Huarong Finance 2017 Co. Ltd., 4.95%, 11/07/47(a)	400	274,980
Standard Chartered PLC
4.30%, (e)	800	615,912
4.75%, (Call 01/14/31), (5-year CMT + 3.805%)(a)(d)(e)	600	459,804
6.00%, (Call 07/26/25), (5-year CMT + 5.661%)(a)(d)(e)	400	383,320
7.75%, (Call 08/15/27), (5-year CMT + 4.976%)(a)(d)(e)	600	597,000
		2,331,016
United States — 0.1%
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	300	264,094
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	200	188,000
		452,094
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	250	225,281

Zambia — 0.7%
First Quantum Minerals Ltd.
6.88%, 03/01/26(a)	600	587,580
6.88%, 10/15/27 (Call 10/15/23)(a)	800	782,500
7.50%, 04/01/25 (Call 08/10/23)(a)	443	440,754
8.63%, 06/01/31	600	614,250
		2,425,084

Total Corporate Bonds & Notes — 46.9%
(Cost: $177,623,160)		155,384,797

Foreign Government Obligations(h)

Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(a)	800	705,768
8.25%, 05/09/28(a)	800	733,872
8.75%, 04/14/32(a)	1,100	963,094
9.13%, 11/26/49(a)	600	484,620

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Angola (continued)
9.38%, 05/08/48(a)	$800	$660,552
		3,547,906
Argentina — 3.1%
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 08/31/23)(i)	7,903	2,716,506
1.00%, 07/09/29 (Call 08/31/23)(b)	1,281	428,321
3.50%, 07/09/41 (Call 08/31/23)(b)(i)	5,104	1,648,210
3.63%, 07/09/35 (Call 08/31/23)(i)	10,114	3,151,089
3.63%, 07/09/46 (Call 08/31/23)(i)	1,046	326,187
4.25%, 01/09/38 (Call 08/31/23)(i)	5,599	2,012,611
		10,282,924
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	450	384,386
Bahrain — 2.5%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	536,724
5.45%, 09/16/32(a)	600	549,102
5.63%, 09/30/31(a)	400	374,284
5.63%, 05/18/34(a)	600	537,042
6.00%, 09/19/44(a)	600	492,996
6.75%, 09/20/29(a)	600	602,652
7.00%, 01/26/26(a)	600	610,536
7.00%, 10/12/28(a)	700	722,127
7.38%, 05/14/30(a)	400	413,584
7.75%, 04/18/35(a)	400	413,808
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	400	408,152
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	550	495,742
3.95%, 09/16/27(a)	500	467,870
4.50%, 03/30/27(a)	600	574,026
6.25%, 11/14/24(a)	600	599,604
CBB International Sukuk Programme Co. WLL, 6.25%, 10/18/30	400	406,360
		8,204,609
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	400	273,212
Brazil — 4.9%
Brazilian Government International Bond
2.88%, 06/06/25(b)	1,000	950,960
3.75%, 09/12/31	934	811,226
3.88%, 06/12/30(b)	1,700	1,520,803
4.25%, 01/07/25(b)	2,100	2,059,407
4.50%, 05/30/29 (Call 02/28/29)(b)	1,000	950,900
4.63%, 01/13/28 (Call 10/13/27)(b)	1,400	1,361,332
4.75%, 01/14/50 (Call 07/14/49)(b)	2,050	1,568,475
5.00%, 01/27/45(b)	1,700	1,377,408
5.63%, 01/07/41(b)	1,100	999,163
5.63%, 02/21/47	1,500	1,311,690
6.00%, 04/07/26(b)	1,000	1,023,450
6.00%, 10/20/33	700	694,050
7.13%, 01/20/37	800	866,784
8.25%, 01/20/34(b)	650	755,320
		16,250,968
Colombia — 4.0%
Colombia Government International Bond 3.00%, 01/30/30 (Call 10/30/29)	700	562,170
Security	Par (000)	Value

Colombia (continued)
3.13%, 04/15/31 (Call 01/15/31)	$1,200	$936,600
3.25%, 04/22/32 (Call 01/22/32)	1,000	764,750
3.88%, 04/25/27 (Call 01/25/27)	1,000	918,740
3.88%, 02/15/61 (Call 08/15/60)	600	354,660
4.13%, 02/22/42 (Call 08/22/41)	600	400,830
4.13%, 05/15/51 (Call 11/15/50)(b)	800	502,400
4.50%, 01/28/26 (Call 10/28/25)(b)	800	769,008
4.50%, 03/15/29 (Call 12/15/28)(b)	1,000	893,510
5.00%, 06/15/45 (Call 12/15/44)(b)	2,400	1,725,408
5.20%, 05/15/49 (Call 11/15/48)	1,450	1,052,367
5.63%, 02/26/44 (Call 08/26/43)	1,200	933,876
6.13%, 01/18/41(b)	1,100	934,560
7.38%, 09/18/37(b)	900	888,138
7.50%, 02/02/34 (Call 11/02/33)	1,000	1,009,330
8.00%, 04/20/33 (Call 01/20/33)(b)	689	723,257
		13,369,604
Costa Rica — 0.7%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	400	399,192
6.55%, 04/03/34 (Call 01/03/34)(a)	800	809,352
7.00%, 04/04/44(a)	650	643,208
7.16%, 03/12/45(a)	600	604,188
		2,455,940
Dominican Republic — 3.3%
Dominican Republic International Bond
4.50%, 01/30/30(a)	850	752,377
4.88%, 09/23/32(a)	1,500	1,298,415
5.30%, 01/21/41(a)	700	564,312
5.50%, 01/27/25(a)	625	616,225
5.50%, 02/22/29 (Call 12/22/28)(a)	850	806,225
5.88%, 01/30/60(a)	1,650	1,303,038
5.95%, 01/25/27(a)	850	839,188
6.00%, 07/19/28(a)	650	635,824
6.00%, 02/22/33(a)	850	797,980
6.40%, 06/05/49(a)(b)	800	697,328
6.50%, 02/15/48(a)	450	400,073
6.85%, 01/27/45(a)	1,000	929,890
6.88%, 01/29/26(a)	700	706,265
7.45%, 04/30/44(a)	750	749,407
		11,096,547
Ecuador — 0.8%
Ecuador Government International Bond
0.00%, 07/31/30(a)(f)	482	137,031
2.50%, 07/31/40(a)(i)	1,463	457,700
3.50%, 07/31/35(a)(i)	3,690	1,264,416
6.00%, 07/31/30(a)(i)	1,706	809,025
		2,668,172
Egypt — 2.3%
Egypt Government International Bond
5.80%, 09/30/27(a)	400	291,128
5.88%, 06/11/25(a)	800	694,672
5.88%, 02/16/31(a)	800	494,864
6.59%, 02/21/28(a)	600	431,904
7.05%, 01/15/32(a)	600	380,208
7.30%, 09/30/33(a)	500	308,182
7.50%, 01/31/27(a)	1,000	788,240
7.50%, 02/16/61(a)	600	326,916
7.60%, 03/01/29(a)	800	574,408
7.63%, 05/29/32(a)	1,000	644,390

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
7.90%, 02/21/48(a)	$850	$469,506
8.50%, 01/31/47(a)	1,300	756,548
8.70%, 03/01/49(a)	600	349,290
8.88%, 05/29/50(a)	1,000	588,100
Egyptian Financial Co. for Sovereign Taskeek (The),
10.88%, 02/28/26(a)	600	579,210
		7,677,566
El Salvador — 0.3%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	550	337,552
7.65%, 06/15/35(a)	400	259,164
9.50%, 07/15/52 (Call 01/15/52)(a)	550	384,230
		980,946
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	400	273,268

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	400	337,828

Ghana — 0.7%
Ghana Government International Bond
6.38%, 02/11/27(a)(j)(k)	800	361,232
7.63%, 05/16/29(a)(j)(k)	500	225,040
7.75%, 04/07/29(a)(j)(k)	400	180,264
7.88%, 02/11/35(a)(j)(k)	400	182,280
8.13%, 01/18/26(a)(j)(k)	470	221,567
8.13%, 03/26/32(a)(j)(k)	500	226,630
8.63%, 04/07/34(a)(j)(k)	400	181,116
8.63%, 06/16/49(a)(j)(k)	600	264,828
8.95%, 03/26/51(a)(j)(k)	500	220,580
10.75%, 10/14/30(a)(j)(k)	400	282,628
		2,346,165
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50 (Call 12/01/49)(a)(b)	700	650,020
6.60%, 06/13/36(c)	400	409,400
		1,059,420
Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(Call 09/17/23)(a)	703	651,234

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	600	537,300

Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28(b)	600	630,288
7.88%, 07/28/45(b)	900	1,052,226
8.00%, 03/15/39(b)	600	724,122
		2,406,636
Jordan — 0.8%
Jordan Government International Bond
5.75%, 01/31/27(a)	400	388,508
5.85%, 07/07/30(a)	900	833,994
6.13%, 01/29/26(a)	400	395,028
7.38%, 10/10/47(a)	400	354,328
7.50%, 01/13/29(a)	600	604,188
		2,576,046
Security	Par (000)	Value

Kenya — 0.5%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	$400	$302,004
7.25%, 02/28/28(a)	400	350,448
8.00%, 05/22/32(a)	600	515,940
8.25%, 02/28/48(a)	600	469,404
		1,637,796
Lebanon — 0.1%
Lebanon Government International Bond
0.00%, 10/04/24(j)(k)	730	52,925
6.00%, 01/27/23(a)(j)(k)	500	36,875
6.60%, 11/27/26(a)(j)(k)	760	54,066
6.65%, 02/26/30(a)(j)(k)	760	55,229
6.75%, 11/29/27(a)(j)(k)	470	33,586
6.85%, 03/23/27(a)(j)(k)	800	58,120
7.00%, 03/23/32(a)(j)(k)	475	33,811
		324,612
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	400	321,056
4.00%, 12/15/50(a)	600	409,776
5.95%, 03/08/28(a)	600	603,462
6.50%, 09/08/33(a)	700	722,750
		2,057,044
Nigeria — 1.8%
Nigeria Government International Bond
6.13%, 09/28/28(a)	800	692,400
6.50%, 11/28/27(a)	600	534,930
7.14%, 02/23/30(a)	714	623,993
7.38%, 09/28/33(a)	600	495,444
7.63%, 11/21/25(a)	300	293,091
7.63%, 11/28/47(a)	600	446,634
7.70%, 02/23/38(a)	600	472,362
7.88%, 02/16/32(a)	800	698,152
8.25%, 09/28/51(a)	600	470,364
8.38%, 03/24/29(a)	800	749,848
8.75%, 01/21/31(a)	600	558,936
		6,036,154
Oman — 3.4%
Oman Government International Bond
4.75%, 06/15/26(a)	1,000	974,910
4.88%, 02/01/25(a)	200	196,894
5.38%, 03/08/27(a)	1,000	985,180
5.63%, 01/17/28(a)	1,400	1,390,396
6.00%, 08/01/29(a)	1,000	1,007,830
6.25%, 01/25/31(a)	800	820,256
6.50%, 03/08/47(a)	1,000	959,600
6.75%, 10/28/27(a)	800	829,792
6.75%, 01/17/48(a)	1,400	1,382,514
7.00%, 01/25/51(a)	400	407,492
7.38%, 10/28/32(a)	600	667,890
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(a)	800	796,472
5.93%, 10/31/25(a)	800	808,384
		11,227,610
Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	400	237,632
Pakistan Government International Bond
6.00%, 04/08/26(a)	700	374,066

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pakistan (continued)
6.88%, 12/05/27(a)	$750	$398,528
7.38%, 04/08/31(a)	800	388,872
		1,399,098
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	400	384,112
5.40%, 03/30/50 (Call 09/30/49)(a)	600	517,752
6.10%, 08/11/44(a)	400	380,816
		1,282,680
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	500	429,795
6.75%, 03/13/48(a)	600	447,798
		877,593
Serbia — 0.3%
Serbia International Bond
2.13%, 12/01/30(a)	535	413,988
6.50%, 09/26/33(a)	500	500,195
		914,183
South Africa — 2.5%
Republic of South Africa Government International Bond
4.30%, 10/12/28(b)	1,000	902,860
4.85%, 09/27/27(b)	400	381,008
4.85%, 09/30/29	1,100	992,684
4.88%, 04/14/26	604	585,101
5.00%, 10/12/46(b)	600	419,052
5.38%, 07/24/44(b)	500	376,080
5.65%, 09/27/47	800	598,400
5.75%, 09/30/49	1,350	1,009,624
5.88%, 09/16/25	986	979,404
5.88%, 06/22/30	900	843,651
5.88%, 04/20/32	600	549,510
7.30%, 04/20/52	700	622,265
		8,259,639
Sri Lanka — 0.6%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(j)(k)	700	310,303
6.75%, 04/18/28(a)(j)(k)	700	310,450
6.83%, 07/18/26(a)(j)(k)	600	271,368
6.85%, 03/14/24(a)(j)(k)	600	266,808
6.85%, 11/03/25(a)(j)(k)	900	408,546
7.55%, 03/28/30(a)(j)(k)	400	177,060
7.85%, 03/14/29(a)(j)(k)	700	310,408
		2,054,943
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	400	387,808

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	400	278,604

Turkey — 10.9%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	400	384,672
5.13%, 06/22/26(a)	1,200	1,118,748
7.25%, 02/24/27(a)	1,500	1,477,335
9.76%, 11/13/25(a)	1,400	1,460,634
Turkey Government International Bond
4.25%, 03/13/25	1,000	954,870
Security	Par (000)	Value

Turkey (continued)
4.25%, 04/14/26	$900	$826,470
4.75%, 01/26/26	800	752,384
4.88%, 10/09/26	1,500	1,378,500
4.88%, 04/16/43	1,570	1,074,225
5.13%, 02/17/28(b)	1,000	908,010
5.25%, 03/13/30(b)	1,100	948,233
5.60%, 11/14/24	1,100	1,080,255
5.75%, 05/11/47(b)	1,800	1,323,342
5.88%, 06/26/31	900	780,516
5.95%, 01/15/31	1,200	1,057,152
6.00%, 03/25/27(b)	1,700	1,602,080
6.00%, 01/14/41	1,500	1,180,665
6.13%, 10/24/28(b)	1,500	1,396,350
6.38%, 10/14/25	1,200	1,171,776
6.50%, 09/20/33	900	804,825
6.63%, 02/17/45(b)	1,400	1,150,506
6.75%, 05/30/40	1,050	885,476
6.88%, 03/17/36	1,300	1,164,917
7.25%, 03/05/38(b)	500	459,320
7.38%, 02/05/25(b)	1,570	1,583,062
7.63%, 04/26/29	1,400	1,377,810
8.00%, 02/14/34	750	751,283
8.60%, 09/24/27	1,000	1,019,670
9.13%, 07/13/30	700	727,015
9.38%, 03/14/29(b)	1,100	1,148,697
9.38%, 01/19/33	1,200	1,264,044
9.88%, 01/15/28	1,800	1,908,990
11.88%, 01/15/30(b)	700	833,973
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	180,522
		36,136,327
Ukraine — 0.7%
Ukraine Government International Bond
6.88%, 05/21/31(a)(j)(k)	800	236,000
7.25%, 03/15/35(a)(j)(k)	1,200	359,076
7.38%, 09/25/34(a)(j)(k)	1,400	413,000
7.75%, 09/01/25(a)(j)(k)	625	205,938
7.75%, 09/01/26(a)(j)(k)	850	267,750
7.75%, 09/01/27(a)(j)(k)	600	187,500
7.75%, 09/01/28(a)(j)(k)	700	217,000
7.75%, 09/01/29(a)(j)(k)	750	232,500
9.75%, 11/01/30(a)(j)(k)	800	252,000
		2,370,764
United Arab Emirates — 1.1%
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	600	441,696
5.25%, 01/30/43(a)	600	563,928
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	500	322,085
6.50%, 11/23/32(a)	500	516,250
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	400	364,468
3.23%, 10/23/29(a)	500	445,455
3.85%, 04/03/26(a)	400	384,248
4.23%, 03/14/28(a)	800	760,952
		3,799,082
Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)(b)	600	585,360

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(j)(k)	$400	$230,872
8.97%, 07/30/27(a)(j)(k)	600	343,260
		574,132

Total Foreign Government Obligations — 50.5%
(Cost: $209,552,637)		167,584,106

Total Long-Term Investments — 97.4%
(Cost: $387,175,797)		322,968,903

Short-Term Securities

Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(l)(m)(n)	47,180	47,194,290
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(l)(m)	4,450	4,450,000

Total Short-Term Securities — 15.6%
(Cost: $51,626,385)		51,644,290

Total Investments — 113.0%
(Cost: $438,802,182)		374,613,193

Liabilities in Excess of Other Assets — (13.0)%		(42,953,886)

Net Assets—100.0%		$331,659,307

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Zero-coupon bond.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	Non-income producing security.

(l)	Affiliate of the Fund.

(m)	Annualized 7-day yield as of period end.

(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,730,604	$12,444,690	(a)	$—	$2,435	$16,561	$47,194,290	47,180	$233,601	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,469,000	1,981,000	(a)	—	—	—	4,450,000	4,450	71,033		2
					$2,435	$16,561	$51,644,290		$304,634		$2

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$155,384,797	$—	$155,384,797
Foreign Government Obligations	—	167,584,106	—	167,584,106
Short-Term Securities
Money Market Funds	51,644,290	—	—	51,644,290
	$51,644,290	$322,968,903	$—	$374,613,193

Portfolio Abbreviation

CMT	Constant Maturity Treasury
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

Currency Abbreviations

USD	United States Dollar